(Losses) / earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Calculation of Basic (Loss) Losses Per Share
The calculation of basic (losses)/ earnings per share at December 31, 2019, 2018 and 2017 is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Net (losses) / earnings attributable to Avianca Holdings S,A,	$(913,712)	$(24,803)	$48,237

Weighted average number of shares
(in thousands of shares)
Common stock	660,800	660,800	660,800
Preferred stock	336,187	336,187	336,187
(Losses) / earnings per share (1)
Common stock	$(0.92)	$(0.03)	$0.05
Preferred stock	$(0.92)	$(0.03)	$0.05

(1)	Expressed in dollars.